Flight Equipment Held For Operating Leases, Net (Contractual Commitments For Prepayment And Purchase Of Flight Equipment) (Details) (Flight Equipment Held For Operating Leases [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2013
Recorded Unconditional Purchase Obligation [Line Items]
2014	$ 785,901
2015	307,941
2016	969,184
Thereafter	947,291
Total	3,010,317
Capital Expenditures [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2014	657,392
2015	281,907
2016	969,184
Thereafter	947,291
Total	2,855,774
Pre-Delivery Payments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2014	128,509
2015	26,034
Total	$ 154,543